Employee benefit plans - Information about fair value of plan assets (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2022		Mar. 31, 2021		Mar. 31, 2020
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets		¥ 231,461		¥ 234,747		¥ 225,744
Level 1 [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets		20,469		21,047
Level 1 [Member] | Private equity and pooled investments [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets	[1]
Level 1 [Member] | Japanese government securities [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets		20,469		21,047
Level 1 [Member] | Investment trust funds and other [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets	[2],[3]
Level 1 [Member] | Life insurance company general accounts [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets
Level 1 [Member] | Other assets [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets
Level 2 [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets		127,471		133,158
Level 2 [Member] | Private equity and pooled investments [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets	[1]	740		614
Level 2 [Member] | Japanese government securities [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets
Level 2 [Member] | Investment trust funds and other [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets	[2],[3]	19,842		24,581
Level 2 [Member] | Life insurance company general accounts [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets		73,314		72,106
Level 2 [Member] | Other assets [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets		33,575		35,857
Level 3 [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets		56,656		69,719		65,081
Level 3 [Member] | Private equity and pooled investments [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets		29,081	[1]	33,384	[1]	23,465
Level 3 [Member] | Japanese government securities [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets
Level 3 [Member] | Investment trust funds and other [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets		27,575	[2],[3]	36,335	[2],[3]	¥ 41,616
Level 3 [Member] | Life insurance company general accounts [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets
Level 3 [Member] | Other assets [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets
Fair value [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets		204,596		223,924
Fair value [Member] | Private equity and pooled investments [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets	[1]	29,821		33,998
Fair value [Member] | Japanese government securities [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets		20,469		21,047
Fair value [Member] | Investment trust funds and other [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets	[2],[3]	47,417		60,916
Fair value [Member] | Life insurance company general accounts [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets		73,314		72,106
Fair value [Member] | Other assets [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets		¥ 33,575		¥ 35,857

[1]	Includes corporate type equity investments.
[2]	Certain assets that are measured at fair value using net asset value per share as a practical expedient have not been classified in the fair value hierarchy. As of March 31, 2021 and 2022, the fair values of these assets were ¥10,823 million and ¥26,865 million, respectively.
[3]	Includes primarily debt investment funds. Hedge funds and real estate funds are also included.